Financial instruments - Schedule of Financial Assets and Liabilities at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Assets measured at FVTPL	$ 2,285	$ 2,414
Liability Fair Value	19,264	161,402
Class C-1 Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	2,870	4,920
Class C-2 American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	630	1,080
Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	15,764	155,402
Ordinary shares | Class C-1 Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	2,870	4,920
Ordinary shares | Class C-2 American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	630	1,080
Level 1
Disclosure of detailed information about financial instruments [line items]
Assets measured at FVTPL	0	0
Liability Fair Value	2,870	4,920
Level 1 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Level 1 | Ordinary shares | Class C-1 Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	2,870	4,920
Level 1 | Ordinary shares | Class C-2 American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Assets measured at FVTPL	0	0
Liability Fair Value	630	1,080
Level 2 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Level 2 | Ordinary shares | Class C-1 Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Level 2 | Ordinary shares | Class C-2 American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	630	1,080
Level 3
Disclosure of detailed information about financial instruments [line items]
Assets measured at FVTPL	2,285	2,414
Liability Fair Value	15,764	155,402
Level 3 | Earn-out rights
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	15,764	155,402
Level 3 | Ordinary shares | Class C-1 Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Level 3 | Ordinary shares | Class C-2 American Depositary Shares
Disclosure of detailed information about financial instruments [line items]
Liability Fair Value	0	0
Investment property [member]
Disclosure of detailed information about financial instruments [line items]
Assets measured at FVTPL	2,285	2,414
Investment property [member] | Level 1
Disclosure of detailed information about financial instruments [line items]
Assets measured at FVTPL	0	0
Investment property [member] | Level 2
Disclosure of detailed information about financial instruments [line items]
Assets measured at FVTPL	0	0
Investment property [member] | Level 3
Disclosure of detailed information about financial instruments [line items]
Assets measured at FVTPL	$ 2,285	$ 2,414